Commitments and Contingencies (Details Textual) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Interest Rate Per Month, Percentage	18.00%	18.00%
Franchise Tax Payable	$ 44,000	$ 44,000